Fees Summary	May 18, 2026 USD ($)
Fees Summary [Line Items]
Previously Paid Amount	$ 0.00
Total Fee Amount	22,537.52
Total Transaction Valuation	163,197,129.64
Total Offset Amount	0.00
Net Fee	$ 22,537.52
Offering Table N/A
Offset Table N/A	N/A